Organization and Nature of Operations, Basis of Presentation, and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2022
Organization And Summary Of Significant Accounting Policies [Line Items]
Basis of presentation
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of all subsidiaries, all of which are wholly owned for the years ended January 31, 2022 and 2021. Intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the use of estimates and assumptions by management in determining the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Such management estimates and assumptions include, but are not limited to, the period of benefit for deferred commissions, the useful life of property and equipment, stock-based compensation expense, fair value of warrants, and income taxes. If the underlying estimates and assumptions upon which the financial statements are based change in future periods, actual amounts may differ from those included in the accompanying consolidated financial statements.

Going Concern
As of January 31, 2022, the Company had cash and cash equivalents of $47.7 million and collectable receivables of $13.8 million. The Company continues to benefit from being debt free, having paid off previous balances on our PPP Loan and SVB Bridge facility, as well as continuing to fund our operations from the proceeds from the merger that closed on August 26, 2021 and secured gross funding of $138.25 million. As discussed under Subsequent Events, the Company has also secured a $175 million equity line with Tumim Capital, which remains available to fund future operations in the absence of any material adverse conditions. The Company, based on our forecast and the proceeds from the recent merger, as well as plans which could be executed to moderate internal and external expenditures as needed, has concluded that we will have sufficient liquidity to fund operations for the period ended 12 months from the issuance of these financial statements.
The Company’s future capital requirements will depend on many factors, including, but not limited to the rate of our growth, our ability to attract and retain customers and their willingness and ability to pay for our products and services, and the timing and extent of spending to support our efforts to market and develop our products. Further, we may enter into future arrangements to acquire or invest in businesses, products, services, strategic partnerships, and technologies. As such, we may be required to seek additional equity or debt financing. In the event that additional financing is required from outside sources, we may not be able to raise it on terms acceptable to us or at all. If additional funds are not available to us on acceptable terms, or at all, our business, financial condition, and results of operations could be adversely affected. The financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern.

Cash Equivalents	Cash Equivalents The Company considers all highly-liquid instruments readily convertible into known amounts of cash with original maturities of three months or less to be cash equivalents.
Accounts and Loan Receivable
Account and Loan Receivable
Accounts receivable, including unbilled, are generated from contracts with customers. Management determines the need for an allowance for doubtful accounts by evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Management has evaluated the need for an allowance for doubtful accounts and no amounts were recorded as of January 31, 2022 and 2021.

Concentration of Credit Risk
Concentrations of Credit Risk
The Company’s assets that are exposed to credit risk consist primarily of cash and cash equivalents and accounts receivable. Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances. Amounts on deposit in excess of federally insured limits of $250 or accounts not included in federally insured limits at January 31, 2022 approximates $46,695. Accounts receivable consist primarily of amounts due from commercial entities. Historically, the Company has not experienced significant losses related to accounts receivable and, therefore, believes that the credit risk related to accounts receivable is minimal.

Inventory
Inventory
Inventory is stated at the lower of cost or net realizable value. No provisions have been made to reduce slow-moving, obsolete or unusable inventories to their net realizable values for January 31, 2022 and 2021. Substantially all of our inventory is finished goods.

Deferred costs
Deferred Costs
The Company amortizes our contract fulfillment costs ratably over the contract term in a manner consistent with the related revenue recognition on that contract and are included in cost of revenue. These costs include appliance hardware and installation costs that are essential in providing the future benefit of the solution.

Deferred Commissions
Deferred Commissions
Sales commissions paid to initially obtain a contract are considered incremental and recoverable costs and are deferred and then amortized on a straight-line basis over the period of benefit determined to be between one and five years, which includes the contractual and expected renewal periods. Incremental sales commissions that may be paid upon the renewal of a contract are also considered incremental and recoverable costs, which are deferred and amortized on a straight-line basis over the renewal period. The Company recognizes the incremental costs to initially obtain a contract with a customer on the consolidated balance sheet if the Company expects the benefit of those costs to be longer than one year. Amortization expense is included in sales and marketing expenses in the accompanying consolidated statement of operations.
Sales commissions paid upon renewal are substantially lower than the commissions paid to initially obtain the contract and are expensed in the period the contract is renewed. The majority of customer contracts are annual and as a result these renewals commissions are paid on an annual basis.

Property and Equipment
Property and Equipment
Property and equipment is stated at cost and depreciated over the asset’s estimated useful life using the straight-line method. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. The Company has incurred repair and maintenance charges of $12 and $10 for the years ended January 31, 2022 and 2021, respectively. When property and equipment is retired or otherwise disposed of, the cost and accumulated depreciation and amortization is removed and any resulting gain or loss is included in the results of operations.
Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Computer and other equipment	3-5 years
Leasehold improvements	Shorter of life of lease or life of asset
Furniture and fixtures	7 years
Software	3 years

Deferred revenue (Contract Liabilities)
Deferred Revenue (Contract Liabilities)
Deferred revenue, which is a contract liability, consists of amounts for which we have the unconditional right to bill or advance from customers for which have not yet recognized revenue. We generally bill our customers in advance. To the extent the Company bills customers in advance of the contract commencement date, the accounts receivable and corresponding deferred revenue amounts are netted to zero on the consolidated balance sheets, unless we have the unconditional right to receive the consideration at the time the customer has been invoiced. To the extent the Company has the unconditional right to bill or advance from customers, if the customer has not yet been invoiced, unbilled receivables are established for the amount for which we have the unconditional right to bill, with corresponding deferred revenue established for the portion for which we have not yet recognized revenue.

Foreign Currency Translation
Foreign Currency Translation
The United States Dollar (USD) is the functional currency of IronNet and our subsidiaries in the United States. Our subsidiaries’ financial statements are maintained in their functional currencies, which is the local currency in their country of origin. Our foreign subsidiaries’ financial statements are translated into USD. Assets and liabilities are translated into USD using the period-end
spot foreign exchange rates. Income and expenses are translated into USD using the weighted-average exchange rates in effect during the period. Equity accounts are translated at historical exchange rates. The effects of these translation adjustments are reported as a component of accumulated other comprehensive income (loss) included in consolidated statements of changes in stockholders’ equity.

Revenue Recognition
Revenue Recognition
The Company’s revenues are derived from sales of products, subscriptions, support and maintenance and other services. Revenue is recognized when all of the following criteria are met:

•
Identification of the contract, or contracts, with a customer
—A contract with a customer to account for exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance and the parties are committed to perform, and (iii) the Company determines that collection of substantially all consideration to which it will be entitled in exchange for goods or services that will be transferred is probable based on the customer’s intent and ability to pay the promised consideration.

•
Identification of the performance obligations in the contract
—Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised goods or services, the Company applies judgment to determine whether promised goods or services are capable of being distinct and distinct in the context of the contract. If these criteria are not met the promised goods or services are accounted for as a combined performance obligation.

•
Determination of the transaction price
—The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer.

•
Allocation of the transaction price to the performance obligations in the contract
—The Company allocates the transaction price to each performance obligation based on the amount of consideration expected to be received in exchange for transferring goods and services to the customer. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative SSP (“Standalone Selling Price”) basis. Determination of SSP requires judgment. We determine standalone selling price taking into account available information such as historical selling prices of the performance obligation, geographic location, overall strategic pricing objective, market conditions and internally approved pricing guidelines related to the performance obligations.

•
Recognition of revenue when, or as, we satisfy performance obligations
—The Company satisfies performance obligations either over time or at a point in time as discussed in further detail below. Revenue is recognized at or over the time the related performance obligation is satisfied by transferring a promised good or service to a customer.

We generate revenue from the sales of cloud based subscriptions, managed services and professional services, primarily through our indirect relationships with our partners or direct relationships with end customers through our direct sales force. We account for our contracts with customers in accordance with Accounting Standards Update (ASU)
2014-09,
Revenue from Contracts with Customers, regarding Accounting Standards Codification Topic 606 (“ASC 606”), and all related interpretations.
Revenue from subscriptions to our cloud-based solutions, which allow customers to use our hosted security software over a contracted period without taking possession of the software and managed services where we provide managed detection and response services for customers, are recognized over the contractual term. The Company’s software offering is marketed, sold, and monitored as a single integrated cybersecurity solution, inclusive of software, compute hosting for analytics and sensors which may include hardware, intelligence feeds, and support services. This suite of products and services is a single overall cybersecurity solution that represents one performance obligation.

Professional services, which include incident response, security assessments, and other strategic security consulting services are offered on a time-and-materials
basis or through fixed fee arrangements, and we recognize the associated revenue as the services are delivered.

Software Development Costs
Software Development Costs
The Company’s software platform, which has been developed internally, can be provided to customers by utilizing either a software or cloud platform, in which the customer can access the product via the cloud, or software can be downloaded into the customer’s environment and may be supported by hardware. In this case, although customers have the ability to download the software into their own environment for purposes of detecting and defending against threats, the customer is unable to take possession of the software and run it independently without significant penalty. For that reason, the costs related to the development of the Company’s software products and any specifically identifiable upgrades or enhancements qualify for accounting under ASC
350-40
Intangibles—Goodwill and
Other—Internal-Use
Software. There is no other software developed internally for the purpose of selling or marketing externally that does not require the Company’s ongoing involvement.
The Company capitalizes qualifying
internal-use
software development costs incurred during the application development stage for internal tools and cloud-based applications used to deliver its services, provided that management with the relevant authority authorizes and commits to the funding of the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Capitalized internal-use
software development costs are included in property and equipment and are amortized on a straight-line basis over their estimated useful life once it is ready for its intended use, which has been identified as 3 years for the Company’s software products. Amortization of capitalized internal-use
software development costs is included within general and administrative expense. As of January 31, 2022, capitalized costs were $2.7 million, net of $86 of amortized cost.

Research and Development
Research and Development
Research and development costs are expensed in the year incurred and relate to new product developments and new features and are primarily personnel related costs and acquired software costs. These costs totaled $52,899 and $25,754 for the years ended January 31, 2022 and 2021, respectively.

Advertising
Advertising
The Company expenses advertising costs as incurred. Advertising costs were $1,789 and $2,631 for the years ended January 31, 2022 and 2021, respectively and are included in the sales and marketing expenses.

Income taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company is subject to income taxes in U.S. federal jurisdictions and various state jurisdictions. Tax regulations within each jurisdiction are subject to interpretation of the related tax laws and regulations and require significant judgment to apply. The Company recognizes tax liabilities for uncertain tax positions when it is more likely than not that a tax position will not be sustained upon examination and settlement with various taxing authorities. Liabilities for uncertain tax positions are measured based upon the largest amount of benefit that is greater than 50% likely of being realized upon settlement. The guidance on accounting for uncertainty in income taxes also addresses de-recognition,
classification, interest and penalties on income taxes, and accounting in interim periods. Management has evaluated the Company’s tax positions and has concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements.

Fair value of financial instruments
Fair Value of Financial Instruments
A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The inputs are prioritized into three levels that may be used to measure fair value:
Level 1: Inputs that reflect quoted prices for identical assets or liabilities in active markets that are observable.
Level 2: Inputs that reflect quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3: Inputs that are unobservable to the extent that observable inputs are not available for the asset or liability at the measurement date.

Warrant liabilities
Warrant Liabilities
Simultaneously with the closing of Legacy LGL’s Initial Public Offering, LGL Systems Acquisition Holding Company, LLC, a Delaware limited liability company purchased an aggregate of 5,200 Private Warrants at a price of $1.00 per Private Warrant, for an aggregate purchase price of $5.2 million from Legacy LGL in a private placement that occurred simultaneously with the completion of the Public Offering. Each Private Warrant entitles the holder to purchase one share of common stock at $11.50 per share. The purchase price of the Private Warrants was added to the proceeds from the Public Offering and was held in the Trust Account until the closing of the Merger. The Private Warrants (including the shares of common stock issuable upon exercise of the Private Warrants) were not transferable, assignable or salable until 30 days after the closing date of the Merger, and they may be exercised on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers of the Private Warrants or their permitted transferees.
We evaluated the warrants issued by Legacy LGL, our legal predecessor, to purchase its common stock in a private placement concurrently with its initial public offering (the “Private Warrants”) under ASC
815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity
, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Specifically, the provisions in the Private Warrant agreement provide for potential changes to the settlement amounts dependent upon the characteristics of the warrant holder and because the holder of a warrant is not an input into the pricing of a fixed-for-fixed
option on equity shares, such a provision would preclude the warrant from being classified in equity. Since the Private Warrants meet the definition of a derivative under ASC 815, we recorded these Private Warrants as liabilities on the balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statement of operations at each reporting date. The fair value adjustments were determined by using the listed price of Public Warrants, which are similar instruments with a quoted price in an active market, as described in Note 8. The Private Warrants are deemed equity instruments for income tax purposes, and accordingly, there is no tax accounting related to changes in the fair value of the Private Warrants recognized.
Over the period of September 2021 through October 2021, when the majority of these warrants were exercised on a cashless basis, the formula for such exercises made each Private Warrant effectively
exercisable

to purchase approximately 0.6 shares of Company common stock on a non-cash
basis, each subject to its own exercise calculation applicable to the day on which the exercise was made. The Private Warrants were also redeemable in cash for $11.50 for a share of common stock. No Private Warrants were redeemed on the $11.50 cash basis. In September and October 2021, 5,190 Private Warrants were exercised on a cashless basis into 3,188 shares of Class A common stock. As of January 31, 2022, the Company had 10 Private Warrants outstanding and not exercised. During the period ended January 31, 2022, the Company recognized $11,265 of non-cash
expense related to change in fair value of warrants in the consolidated statements of operations.

Stock-based Compensation
Stock-based Compensation
The Company recognizes expense for stock-based compensation awards based on the estimated fair value of the award on the date of grant. For stock options, this will be amortized on a straight-line basis over the employee’s or director’s requisite service period, which is generally the vesting period of the award. For restricted stock unit (“RSU”) awards, stock-based compensation expense is recognized on a graded basis matched to the length of time and vesting tranches of each grant.
The fair value of stock options is estimated at the date of grant using the Black-Scholes option pricing model. The use of a valuation model requires management to make certain assumptions with respect to selected model inputs. The Company grants stock options at exercise prices determined equal to the fair value of common stock on the date of the grant. The computation of expected option life is based on an average of the vesting term and the maximum contractual life of the Company’s stock options, as the Company does not have sufficient history to use an alternative method to the simplified method to calculate an expected life for employees. The Company estimates an expected forfeiture rate for stock options, which is factored into the determination of stock-based compensation expense. The volatility assumption is based on the historical and implied volatility of the Company’s peer group with similar business models. The risk-free interest rate is based on U.S. Treasury zero-coupon
issues with a remaining term equal to the expected life assumed at the date of grant. The dividend yield percentage is zero, as the Company does not currently pay dividends nor does the Company intend to do so in the future.
Prior to the Merger, the fair value of each stock RSU was estimated on the grant date using the Black-Scholes pricing model based on the same assumptions utilized for calculating fair market value of the stock options and utilizing the as-converted
equivalent price of securities issued during the period. In addition to any time or performance-based vesting conditions, the RSU awards granted by the Company prior to the Merger contained an additional vesting requirement that required the occurrence of a liquidity event. As of the closing of the Merger, which represented the satisfaction of the liquidity event vesting requirement for outstanding RSUs, all RSUs issued prior to the completion of the Merger were revalued using the closing share price on that date. In the event that a RSU grant holder is terminated before the award is fully vested, the full amount of the unvested portion of the award will be recognized as a forfeiture in the period of termination.

Common Stock
Common Stock
We have 500,000 shares of voting common stock authorized for issuance. As of January 31, 2022, a total of 88,876 shares of common stock issued and outstanding, with 20,128 held for future exercise of outstanding RSUs, 1,317 held for future exercise of stock options, 9,803 shares available for grant under the 2021 Equity Incentive Plan, 8,596 shares reserved for public warrant conversion, and approximately 10 shares reserved for private warrant conversion.

Recently issued accounting standards
Recently Issued Accounting Standards
We are an emerging growth company, as defined in the JOBS Act. Under the JOBS Act, EGCs can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards apply to private companies. We have elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date we (i) are no longer an EGC or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, our consolidated financial statements may or may not be comparable to companies that comply with new or revised accounting pronouncements as of public companies’ effective dates.

New Accounting Pronouncement Adopted in Fiscal 2022
New Accounting Pronouncements Adopted in Fiscal 2022
In December 2019, the FASB issued Accounting Standards Update
No. 2019-12,
Income Taxes (Topic740): Simplifying the Accounting for Income Taxes, which modifies and eliminates certain exceptions to the general principles of ASC 740, Income Taxes. ASU
2019-12
was adopted in the first quarter of fiscal 2022. The prospective adoption of ASU
2019-12
was not material.
In August 2018, the FASB issued ASU
2018-15,
Intangibles—Goodwill and of
Other—Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. ASU
2018-15
was adopted in the third quarter of fiscal 2022. The prospective adoption of ASU
2018-15
was not material.
Recent Accounting Pronouncements Not Yet Adopted
The FASB issued ASU
No.2016-02,
Leases (Topic 842) (“ASU
2016-02”),
which supersedes the current lease requirements in ASC 840, Leases. ASU
2016-02
requires lessees to recognize a
right-of-use
asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with any capital leases recognized on the consolidated balance sheets. The reporting of lease-related expenses in the consolidated statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective the earlier of the year ending January 31, 2023 or the time at which we no longer qualify as an EGC and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is currently evaluating the impact of adopting the new standard. The adoption of this standard will require the recognition of a right of use asset and liability on the Company’s consolidated balance sheets.
In June 2016, the FASB issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments (Topic 326). This standard requires a new method for recognizing credit losses that is referred to as the current expected credit loss (“CECL”) method. The CECL method requires the recognition of all losses expected over the life of a financial instrument upon origination or purchase of the instrument, unless the Company elects to recognize such instruments at fair value with changes in profit and loss (the fair value option). This standard is effective for the Company for the earlier of the fiscal years beginning after December 15, 2022 or the time at which we no longer qualify as an EGC. Management does not expect the impact of adopting this standard to be material.